3. Loans (Details 6) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Credit risk profile
Total loans	$ 849,874	$ 804,023	$ 759,764
Excellent Quality
Credit risk profile
Total loans	9,842	7,577
High Quality
Credit risk profile
Total loans	207,919	204,792
Good Quality
Credit risk profile
Total loans	528,122	489,142
Management Attention
Credit risk profile
Total loans	85,180	81,903
Watch
Credit risk profile
Total loans	12,345	13,824
Substandard
Credit risk profile
Total loans	6,466	6,785
Doubtful
Credit risk profile
Total loans	0	0
Loss
Credit risk profile
Total loans	0	0
Construction and land development
Credit risk profile
Total loans	92,596	94,178
Single-family residential
Credit risk profile
Total loans	269,475	252,983
Single-family residential - Banco de la Gente Non-traditional
Credit risk profile
Total loans	30,793	34,261
Commercial
Credit risk profile
Total loans	291,255	270,055
Multifamily and Farmland
Credit risk profile
Total loans	48,090	33,163
Commercial loans (not secured by real estate)
Credit risk profile
Total loans	100,263	97,465
Farm loans (not secured by real estate)
Credit risk profile
Total loans	1,033	926
Consumer loans (not secured by real estate)
Credit risk profile
Total loans	8,432	9,165
All other loans (not secured by real estate)
Credit risk profile
Total loans	7,937	11,827
Construction and land development
Credit risk profile
Total loans	92,596	94,178	84,987
Construction and land development | Excellent Quality
Credit risk profile
Total loans	0	504
Construction and land development | High Quality
Credit risk profile
Total loans	32,029	24,594
Construction and land development | Good Quality
Credit risk profile
Total loans	52,009	59,549
Construction and land development | Management Attention
Credit risk profile
Total loans	5,487	5,707
Construction and land development | Watch
Credit risk profile
Total loans	3,007	3,669
Construction and land development | Substandard
Credit risk profile
Total loans	64	155
Construction and land development | Doubtful
Credit risk profile
Total loans	0	0
Construction and land development | Loss
Credit risk profile
Total loans	0	0
Single-family residential
Credit risk profile
Total loans	269,475	252,983	246,703
Single-family residential | Excellent Quality
Credit risk profile
Total loans	8,819	5,795
Single-family residential | High Quality
Credit risk profile
Total loans	128,757	128,588
Single-family residential | Good Quality
Credit risk profile
Total loans	107,246	92,435
Single-family residential | Management Attention
Credit risk profile
Total loans	18,409	19,200
Single-family residential | Watch
Credit risk profile
Total loans	3,196	3,761
Single-family residential | Substandard
Credit risk profile
Total loans	3,048	3,204
Single-family residential | Doubtful
Credit risk profile
Total loans	0	0
Single-family residential | Loss
Credit risk profile
Total loans	0	0
Single-family residential - Banco de la Gente Non-traditional
Credit risk profile
Total loans	30,793	34,261	37,249
Single-family residential - Banco de la Gente Non-traditional | Excellent Quality
Credit risk profile
Total loans	0	0
Single-family residential - Banco de la Gente Non-traditional | High Quality
Credit risk profile
Total loans	0	0
Single-family residential - Banco de la Gente Non-traditional | Good Quality
Credit risk profile
Total loans	12,103	13,776
Single-family residential - Banco de la Gente Non-traditional | Management Attention
Credit risk profile
Total loans	13,737	15,012
Single-family residential - Banco de la Gente Non-traditional | Watch
Credit risk profile
Total loans	2,027	2,408
Single-family residential - Banco de la Gente Non-traditional | Substandard
Credit risk profile
Total loans	2,926	3,065
Single-family residential - Banco de la Gente Non-traditional | Doubtful
Credit risk profile
Total loans	0	0
Single-family residential - Banco de la Gente Non-traditional | Loss
Credit risk profile
Total loans	0	0
Commercial
Credit risk profile
Total loans	291,255	270,055	248,637
Commercial | Excellent Quality
Credit risk profile
Total loans	0	0
Commercial | High Quality
Credit risk profile
Total loans	21,829	25,321
Commercial | Good Quality
Credit risk profile
Total loans	231,003	211,541
Commercial | Management Attention
Credit risk profile
Total loans	35,095	30,333
Commercial | Watch
Credit risk profile
Total loans	3,072	2,616
Commercial | Substandard
Credit risk profile
Total loans	256	244
Commercial | Doubtful
Credit risk profile
Total loans	0	0
Commercial | Loss
Credit risk profile
Total loans	0	0
Multifamily and Farmland
Credit risk profile
Total loans	48,090	33,163	28,937
Multifamily and Farmland | Excellent Quality
Credit risk profile
Total loans	0	0
Multifamily and Farmland | High Quality
Credit risk profile
Total loans	256	395
Multifamily and Farmland | Good Quality
Credit risk profile
Total loans	42,527	27,774
Multifamily and Farmland | Management Attention
Credit risk profile
Total loans	4,764	3,906
Multifamily and Farmland | Watch
Credit risk profile
Total loans	543	1,088
Multifamily and Farmland | Substandard
Credit risk profile
Total loans	0	0
Multifamily and Farmland | Doubtful
Credit risk profile
Total loans	0	0
Multifamily and Farmland | Loss
Credit risk profile
Total loans	0	0
Commercial loans (not secured by real estate)
Credit risk profile
Total loans	100,263	97,465	89,022
Commercial loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total loans	330	605
Commercial loans (not secured by real estate) | High Quality
Credit risk profile
Total loans	20,480	20,520
Commercial loans (not secured by real estate) | Good Quality
Credit risk profile
Total loans	72,417	69,651
Commercial loans (not secured by real estate) | Management Attention
Credit risk profile
Total loans	6,420	6,325
Commercial loans (not secured by real estate) | Watch
Credit risk profile
Total loans	492	264
Commercial loans (not secured by real estate) | Substandard
Credit risk profile
Total loans	124	100
Commercial loans (not secured by real estate) | Doubtful
Credit risk profile
Total loans	0	0
Commercial loans (not secured by real estate) | Loss
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate)
Credit risk profile
Total loans	1,033	926	$ 1,204
Farm loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate) | High Quality
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate) | Good Quality
Credit risk profile
Total loans	948	785
Farm loans (not secured by real estate) | Management Attention
Credit risk profile
Total loans	85	141
Farm loans (not secured by real estate) | Watch
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate) | Substandard
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate) | Doubtful
Credit risk profile
Total loans	0	0
Farm loans (not secured by real estate) | Loss
Credit risk profile
Total loans	0	0
Consumer loans (not secured by real estate)
Credit risk profile
Total loans	8,432	9,165
Consumer loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total loans	693	673
Consumer loans (not secured by real estate) | High Quality
Credit risk profile
Total loans	2,708	3,229
Consumer loans (not secured by real estate) | Good Quality
Credit risk profile
Total loans	4,517	4,699
Consumer loans (not secured by real estate) | Management Attention
Credit risk profile
Total loans	458	529
Consumer loans (not secured by real estate) | Watch
Credit risk profile
Total loans	8	18
Consumer loans (not secured by real estate) | Substandard
Credit risk profile
Total loans	48	17
Consumer loans (not secured by real estate) | Doubtful
Credit risk profile
Total loans	0	0
Consumer loans (not secured by real estate) | Loss
Credit risk profile
Total loans	0	0
All other loans (not secured by real estate)
Credit risk profile
Total loans	7,937	11,827
All other loans (not secured by real estate) | Excellent Quality
Credit risk profile
Total loans	0	0
All other loans (not secured by real estate) | High Quality
Credit risk profile
Total loans	1,860	2,145
All other loans (not secured by real estate) | Good Quality
Credit risk profile
Total loans	5,352	8,932
All other loans (not secured by real estate) | Management Attention
Credit risk profile
Total loans	725	750
All other loans (not secured by real estate) | Watch
Credit risk profile
Total loans	0	0
All other loans (not secured by real estate) | Substandard
Credit risk profile
Total loans	0	0
All other loans (not secured by real estate) | Doubtful
Credit risk profile
Total loans	0	0
All other loans (not secured by real estate) | Loss
Credit risk profile
Total loans	$ 0	$ 0